Representation and Warranty Reserve (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Representation and Warranty Reserve Disclosures [Abstract]
Schedule of Representation and Warranty Reserve Activity
The following table shows the activity impacting the representation and warranty reserve:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions)
Balance, beginning of period	$36	$48	$40	$53
Provision (benefit)
Gain on sale reduction for representation and warranty liability	1	2	4	6
Representation and warranty provision (benefit)	(6)	(6)	(12)	(13)
Total	(5)	(4)	(8)	(7)
Charge-offs, net	1	1	—	(1)
Balance, end of period	$32	$45	$32	$45

The following table shows the activity in the representation and warranty reserve.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Balance, beginning of period,	$53	$54	$193
Provision
Charged to gain on sale for current loan sales	7	7	18
Charged to representation and warranty (benefit) provision	(19)	10	36
Total	(12)	17	54
Charge-offs, net	(1)	(18)	(193)
Balance, end of period	$40	$53	$54